Consolidated statements of changes in equity - USD ($) $ in Millions		Total		Share Capital [member]	Accumulated Other Comprehensive Income [Member] [1]	Other Reserves [Member] [2]	Retained Earnings [Member]	Equity Attributable to Owners of Parent [Member]	Non-controlling Interests [Member]
Beginning balance at Dec. 31, 2016		$ 3,173.3		$ 3,622.5	$ (2,280.0)	$ 155.6	$ 1,552.6	$ 3,050.7	$ 122.6
Profit/(loss) for the year		(7.7)		0.0	0.0	0.0	(18.7)	(18.7)	11.0
Other comprehensive income (loss)		279.2		0.0	279.2	0.0	0.0	279.2	0.0
Total comprehensive income		271.5		0.0	279.2	0.0	(18.7)	260.5	11.0
Dividends declared		(63.4)		0.0	0.0	0.0	(62.8)	(62.8)	(0.6)
Dividends advanced		(5.8)		0.0	0.0	0.0	0.0	0.0	(5.8)
Share-based payments from continuing operations		26.8		0.0	0.0	26.8	0.0	26.8	0.0
Share-based payments from discontinued operations		0.6		0.0	0.0	0.6	0.0	0.6	0.0
Adjusted balance at 1 January 2018 at Dec. 31, 2017		3,403.0		3,622.5	(2,000.8)	183.0	1,471.1	3,275.8	127.2
Adjustment on initial application of IFRS 15 (net of tax)		(3.5)		0.0	0.0	0.0	(3.5)	(3.5)	0.0
Profit/(loss) for the year		(344.8)		0.0	0.0	0.0	(348.2)	(348.2)	3.4
Other comprehensive income (loss)		(330.0)		0.0	(330.0)	0.0	0.0	(330.0)	0.0
Total comprehensive income		(674.8)		0.0	(330.0)	0.0	(348.2)	(678.2)	3.4
Dividends declared		(55.3)		0.0	0.0	0.0	(45.5)	(45.5)	(9.8)
Share-based payments from continuing operations		37.5		0.0	0.0	37.5	0.0	37.5	0.0
Adjusted balance at 1 January 2018 (Adjusted Balance [member]) at Dec. 31, 2018	[3]	3,399.5		3,622.5	(2,000.8)	183.0	1,467.6	3,272.3	127.2
Adjusted balance at 1 January 2018 at Dec. 31, 2018		2,706.9	[4]	3,622.5	(2,330.8)	220.5	1,073.9	2,586.1	120.8
Profit/(loss) for the year		174.7		0.0	0.0	0.0	161.6	161.6	13.1
Other comprehensive income (loss)		54.3		0.0	54.3	0.0	0.0	54.3	0.0
Total comprehensive income		229.0		0.0	54.3	0.0	161.6	215.9	13.1
Dividends declared		(47.7)		0.0	0.0	0.0	(45.5)	(45.5)	(2.2)
Share-based payments from continuing operations		20.5		0.0	0.0	20.5	0.0	20.5	0.0
Adjusted balance at 1 January 2018 at Dec. 31, 2019		$ 2,908.7		$ 3,622.5	$ (2,276.5)	$ 241.0	$ 1,190.0	$ 2,777.0	$ 131.7

[1]	Accumulated other comprehensive income mainly comprises foreign currency translation.
[2]	Other reserves include share-based payments and share of equity accounted investee’s other comprehensive income. The aggregate of accumulated other comprehensive income and other reserves in the consolidated statement of changes in equity is disclosed in the Consolidated statement of financial position as other reserves.
[3]	No adjustment required to equity on initial application of IFRS 9.
[4]	Refer note 42.